Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

Growth Fund

Supplement dated December 8, 2025, to the Statement of Additional Information (“SAI”) of

the Fund, dated October 1, 2025, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Portfolio Managers— Other Accounts” is revised as follows:

The sub-section in the table entitled “Blackrock” is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of May 31, 2025) Unless otherwise noted
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
JPMIM	Cem Inal**	0	0 billion	0	0 billion	0	0
	Reid Menge**	16	39.34 billion	7	21.77 billion	3	264.7 million
	David Piazza	5	611.5 billion	146(3)	9.73(2.67) billion	22(6)	8.29(4.67) billion
	David Zhao	14	28.88 billion	12	6.65 billion	7(1)	287.6(54.32) billion
	Jeff Shen, PhD	7	704.21	224(12)	4.50 billion	15(4)	0
	Sally Du, CFA**	12	21.89 billion	8	7.21 billion	0	0
	Reid Menge	6	12.03 billion	4	15.19 billion	3	216.3
	Tony DeSpirito*	14	28.88 billion	12	6.65 billion	7(1)	287.6(54.32) billion
	Tony Kim	6	12.03 billion	5	15.22 billion	3	216.3
	Jennifer Hsui, CFA	368	2.69 trillion	123	87.19 billion	0	0
	Peter Sietsema, CFA	368	2.70 trillion	208	848.3 billion	65(1)	613.8 (2.86) billion
	Matt Waldron, CFA	360	2.68 trillion	146	345.06 billion	75	160.45 billion
	Steven White	359	2.68 trillion	7	184.6	0	0

* Mr. DeSpirito has announced his retirement from Blackrock effective December 31, 2025.

** The Information provided is as of September 30, 2025.

The sub-section entitled “Blackrock-Compensation” the table in the third paragraph is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmarks

Tony DeSpirito* David Zhao Cem Inal	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP).

Reid Menge Sally Du	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell 2500 Growth Index; Russell MidCap Growth Index.

Tony KimReid Menge	MSCI ACWI 25% Call Overwrite Index; MSCI All Country World Index (Net Total Return); MSCI All Country World Information Technology- Net Return in USD.

* Mr. DeSpirito has announced his retirement from Blackrock effective December 31, 2025.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.